Disclosures about Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Disclosures about Fair Values of Financial Instruments

17. DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair value is the amount that would be received from the sale of an asset or paid for transfer of a liability in an orderly transaction between market participants, i.e., an exit price. To estimate an exit price, a three-level hierarchy is used. The three-level hierarchy for fair value measurements is based on the transparency of inputs to the valuation of an asset or liability as of the measurement date. The fair value hierarchy prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or a liability. The hierarchy is as follows:

•	Level 1 — Valuation based upon unadjusted quoted prices for identical assets or liabilities in active markets.

•	Level 2 — Valuation based upon quoted prices for similar assets or liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•	Level 3 — Valuation based upon other unobservable inputs that are significant to the fair value measurements and are developed based on the best information available, which in some instances include a company’s own data.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The Company’s non-derivative financial instruments consist primarily of cash and cash equivalents (including commercial paper and money market instruments with original maturities of three months or less), trade receivables, trade payables and long-term debt. The estimated fair values of the financial instruments have been determined using available market information and appropriate valuation techniques. Considerable judgment is required, however, to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

At December 31, 2016 and January 2, 2016, except for the 2016 First Lien Term Loan, the Prior Term Loans and the Senior Unsecured Notes, the book values of non-derivative financial instruments recorded in the accompanying Consolidated Balance Sheets are considered to approximate fair values due to those instruments being subject to variable interest rates, having short terms to maturity and/or being outstanding for short periods of time.

Principal, net of original issue discount, of the 2016 First Lien Term Loan at December 31, 2016 was $690,293. Principal outstanding under the Senior Unsecured Notes at December 31, 2016 was $400,000. Principal, net of original issue discount, of the 2012 First Lien Term Loan and the 2012 Second Lien Term Loan at January 2, 2016 was $894,851 and $372,334, respectively.

As discussed in Note 4, the Company recorded a liability of $19,293 when it acquired Landshire, which represented the fair value of a contingent consideration related to volume earn out. Other than the accretion of the liability due to the passage of time, there has been no change in the underlying assumptions used to calculate the fair value of the earn out since the acquisition date.

The following table summarizes the fair values of the Company’s term Loans and the contingent consideration:

	December 31, 2016		January 2, 2016
	Level 2	Level 3	Level 2	Level 3
Term Loans:
2016 First Lien Term Loan	$705,425	—	$—	$—
2012 First Lien Term Loan	—	—	895,007	—
2012 Second Lien Term Loan	—	—	367,500	—
Senior Unsecured Notes	404,000	—	—	—
Contingent consideration	—	9,875	—	19,628

The table below summarizes recent activity related to the contingent consideration referred to in the table above:

Total
Balance at January 2, 2016	$19,628
Accruals	247
Payments, net	(10,000)

Balance at December 31, 2016	$9,875

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	The term loan instruments and Senior Unsecured Notes were based on Level 2 inputs, based on the observable trading value of these instruments;

•	The contingent consideration financial instrument was estimated using Level 3 significant inputs not observable in the market. Key assumptions included in the discount cash flow valuation model were predetermined payment dates, actual volume performance, management’s forecasted volume performance, risk-free interest rates plus a credit risk premium rate, historic asset volatility of comparable companies and management’s assessment of the probability of achieving the earn out targets.